FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Natural Gas Instruments (Details)	12 Months Ended
Dec. 31, 2018 MMcf / d bbl / d $ / bbl $ / Mcf
Physical contracts
Risk Management
Volume | bbl / d	16,000
Weighted average price | $ / bbl	3.00
Jan 1, 2019 - Mar 31, 2019, NYMEX | Swap | Natural gas
Risk Management
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	4.23
Purchased | Jan 1, 2019 - Mar 31, 2019, NYMEX | Put | Natural gas
Risk Management
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	3.80
Purchased | Apr 1, 2019 - Oct 31, 2019, NYMEX | Put | Natural gas
Risk Management
Volume | MMcf / d	70.0
Weighted average price | $ / Mcf	2.85
Sold | Jan 1, 2019 - Mar 31, 2019, NYMEX | Call | Natural gas
Risk Management
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	6.01